Segment Information (Schedule of Information about Reporting Segments) (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	9 Months Ended	12 Months Ended
	Apr. 30, 2013	Mar. 31, 2013	Jun. 30, 2013	Jun. 30, 2011
Segment Reporting Information [Line Items]
Reserve for Expected Government Settlement	$ 41	$ 41	$ 41
Gains (Losses) on Sales of Other Assets				13
OnSite Services Business [Member]
Segment Reporting Information [Line Items]
Gains (Losses) on Sales of Other Assets				15
Research Services Business
Segment Reporting Information [Line Items]
Gains (Losses) on Sales of Other Assets				$ 2